Equity - Schedule of Other Equity (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Other Equity [Line Items]
Total issue of other equity	$ 849,544	$ 849,544	$ 2,146,566
Contingent issue of equity [Member]
Schedule of Other Equity [Line Items]
Total issue of other equity	849,544	849,544	849,544
Deferred issue of equity [Member]
Schedule of Other Equity [Line Items]
Total issue of other equity			$ 1,297,022